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            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                    U.S. SECURITIES AND EXCHANGE COMMISION
                            Washington, D.C.  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24F-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.

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  1.     Name and address of issuer:

         SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

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  2. Name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities to the issuer, check the box but do not list series or classes): [X]


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  3.     Investment Company Act file Number:         811-8670

         Securities Act File Number:        33-82268

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  4(a).  Last day of fiscal year for which this form is filed:

         December 31, 2001

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  4(b).  [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.


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  4(c).  [ ] Check box if this is the last time the issuer will be filing this
             Form.


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  5. Calculation of registration fees:

     (i)     Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                      $76,271,671
                                                                    -----------
     (ii)    Aggregate price of securities redeemed or
             repurchased during the fiscal year:                    $69,716,391
                                                                    -----------

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     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to
             the Commission:                           $   0
                                                       --------

     (iv)    Total available redemption credits
             (add Items 5(ii) and 5(iii):                           $69,716,391
                                                                    -----------
     (v)     Net sales - if item 5(i) is greater
             than item 5(iv) [subtract item 5(iv)
             from item 5(i)]                                        $ 6,555,280
                                                                    -----------
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|    (vi)    Redemption credits available for use      $   0     |
|            in future years - if item 5(i) is         --------  |
|            less than item 5(iv) [subtract                      |
|            item 5(iv) from item 5(i)]:                         |
|                                                                |
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     (vii)   Multiplier for determining registration
             fee (See Instruction C.9):                              X 0.000092
                                                                       --------
     (viii)  Registration fee due [multiply item 5(v)
             by item 5(vii)] (enter "0" if no fee is due):           = $ 603.09
                                                                       ========

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  6. Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 prusuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____0_____. If there is a number of shares or other units that were registered pursuant to rule 24-e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______0_____

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  7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                             +
                                                              -------------

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  8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =     $ 603.09
                                                                   ========
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  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:

                            [_]  Wire Transfer
                            [_]  Mail or other means

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                                  SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and the capablities and on the dates indicated.

     By (Signature and Title)*  /s/ James Middleton
                              ----------------------------------
                              James Middleton, President
                              ----------------------------------

     Date 02/14/02
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*Please print the name and title of the signing officer below the signature.